OTHER FINANCIAL ASSETS - Disclosure of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
FVTPL marketable securities	$ 26,168	$ 1,283
FVTOCI marketable securities	154,218	48,498
Total other financial assets	$ 180,386	$ 49,781